Leases liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases liabilities
Opening balance as of beginning	R$ 31,667	R$ 8,941
Additions	32,590	21,281
Business combination	14,610	3,852
Payments - Principal	(32,802)	(6,820)
Interest payment	(2,400)	(573)
Interest appropriation	4,183	1,180
Exchange-rate change	(789)	3,806
Balance at the end	47,059	31,667
Current	14,411	9,635
Non-current	32,648	22,032
Lease liabilities, gross
Leases liabilities
Opening balance as of beginning	36,613	10,070
Additions	35,752	25,414
Business combination	15,908	4,716
Payments - Principal	(32,802)	(6,820)
Interest payment	(2,363)	(573)
Exchange-rate change	(783)	3,806
Balance at the end	52,325	36,613
Current	16,700	11,599
Non-current	35,625	25,014
Unwinding interest from lease agreements
Leases liabilities
Opening balance as of beginning	4,946	1,129
Additions	(3,162)	(4,133)
Business combination	(1,298)	(864)
Interest payment	(37)
Interest appropriation	4,183	1,180
Exchange-rate change	(6)
Balance at the end	5,266	4,946
Current	2,289	1,964
Non-current	R$ 2,977	R$ 2,982